Effects on Consolidated Statement of Income (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)	¥ 4,812	¥ 13,850	¥ (3,838)
Income before income taxes and equity in net income (losses) of affiliates	643,883	833,049	833,342
Income taxes	238,067	307,979	323,059
Equity in net income (losses) of affiliates	(7,782)	(69,117)	(29,570)
Net income	398,034	455,953	480,713
Net income attributable to NTT DOCOMO, INC.	¥ 410,093	¥ 464,729	¥ 491,026
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.	¥ 101.55	¥ 112.07	¥ 118.41
Scenario, Previously Reported
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)			¥ 4,478
Income before income taxes and equity in net income (losses) of affiliates			841,658
Income taxes			325,628
Equity in net income (losses) of affiliates			(30,710)
Net income			485,320
Net income attributable to NTT DOCOMO, INC.			¥ 495,633
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.			¥ 119.52
Restatement Adjustment
Condensed Consolidating Financial Information [Line Items]
Total other income (expense)			¥ (8,316)
Income before income taxes and equity in net income (losses) of affiliates			(8,316)
Income taxes			(2,569)
Equity in net income (losses) of affiliates			1,140
Net income			(4,607)
Net income attributable to NTT DOCOMO, INC.			¥ (4,607)
Basic and Diluted earnings per share attributable to NTT DOCOMO, INC.			¥ (1.11)